Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2017 and 2016:

(in thousands)	Estimated useful life (in years)	2017	2016
Land	—	$18,188	$16,327
Buildings and improvements	5-40	328,938	301,092
Machinery and equipment	3-10	299,175	257,349
Computer software	3-7	243,809	176,227
Furniture and office equipment	3-10	103,257	89,560
Construction in progress	—	65,542	47,260
		1,058,909	887,815
Less: Accumulated depreciation and amortization		(564,588)	(451,160)
Property, plant and equipment, net		$494,321	$436,655